Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital [Member]	Option reserves [Member]	Warrants reserves [Member]	Convertible debenture reserves [Member]	Accumulated other comprehensive income [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2022	$ 25,490,912	$ 4,008,171	$ 3,789,197	$ 0	$ 1,033,389	$ (28,654,028)	$ 5,667,641
Beginning balance (shares) at Dec. 31, 2022	33,474,855
Loss for the year						(2,813,835)	(2,813,835)
Cumulative translation adjustment income (loss)					(380,197)		(380,197)
Private placement	$ 265,002		184,998				450,000
Private placement (shares)	360,000
Share issuance costs	$ (7,482)						(7,482)
Options exercised	$ 652,335	(272,835)					379,500
Options exercised (shares)	238,500
Warrants exercised	$ 9,848		(2,348)				7,500
Warrants exercised (shares)	5,000
Share-based payment expense		1,176,190					1,176,190
Reserves - equity portion (convertible)				37,219			37,219
Convertible debenture bonus warrants			484,525				484,525
Ending balance at Dec. 31, 2023	$ 26,410,615	4,911,526	4,456,372	37,219	653,192	(31,467,863)	5,001,061
Ending balance (shares) at Dec. 31, 2023	34,078,355
Loss for the year						(5,135,576)	(5,135,576)
Cumulative translation adjustment income (loss)					1,438,316		1,438,316
Options exercised	$ 813,050	(328,750)					484,300
Options exercised (shares)	463,000
Warrants exercised	$ 609,932		(182,882)				427,050
Warrants exercised (shares)	631,000
Shares issued on partial settlement of joint venture settlement obligation	$ 1,538,461						1,538,461
Shares issued on partial settlement of joint venture settlement obligation (shares)	2,197,802
Share-based payment expense		334,534					334,534
Ending balance at Dec. 31, 2024	$ 29,372,058	4,917,310	4,273,490	37,219	2,091,508	(36,603,439)	4,088,146
Ending balance (shares) at Dec. 31, 2024	37,370,157
Loss for the year						(1,525,965)	(1,525,965)
Cumulative translation adjustment income (loss)					(918,282)		(918,282)
Units for debt settlements (shares)	$ 2,730,937
Units for debt settlements	1,249,264		389,552				1,638,816
Private placement	$ 205,873		94,127				300,000
Private placement (shares)	750,000
Share issuance costs	$ (3,874)						(3,874)
Share-based payment expense		236,922					236,922
Ending balance at Dec. 31, 2025	$ 30,823,321	$ 5,154,232	$ 4,757,169	$ 37,219	$ 1,173,226	$ (38,129,404)	$ 3,815,763
Ending balance (shares) at Dec. 31, 2025	40,851,094